INCOME TAXES (Details 2) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Allowance for doubtful accounts	$ 224,000	$ 301,000
Stock-based compensation	411,000	307,000
Net operating loss	1,004,000	443,000
Total deferred tax assets	1,639,000	1,051,000
Valuation allowance	(1,475,100)	(945,900)
Deferred tax assets, net - long-term	$ 163,900	$ 105,100